Long-term Debt - Schedule of Maturities of Long Term Debt (Detail) $ in Thousands	12 Months Ended
Dec. 31, 2015 USD ($)
March 31, 2016 [Member]
Debt Instrument [Line Items]
Principal payment amount	$ 3,750
June 30, 2016- March 31, 2017 [Member]
Debt Instrument [Line Items]
Principal payment amount	5,625
June 30, 2017-December 31, 2018 [Member]
Debt Instrument [Line Items]
Principal payment amount	11,250
Term A Loan Maturity Date [Member]
Debt Instrument [Line Items]
Principal payment amount	$ 168,750